RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Interest income receivable from a related party	$ 384	$ 384	$ 88
Directors’ remuneration	156	155	150
Director’s fee of the subsidiary	125	117	125
Directors’ fees of the Company	54	54	9
Related party remuneration	131	139	138
Rental expense paid to a related party	41	40	40
Overseas office expense payable to a related party	307	315	312
Interest payable to a related party	110	110	75
Sales with a related party	$ 35,522	$ 5,256	$ 1,785